S000057733 [Member] Expense Example - Morningstar Multisector Bond Fund - Institutional	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	298
Expense Example, with Redemption, 5 Years	533
Expense Example, with Redemption, 10 Years	$ 1,206